[LETTERHEAD OF MORRISON & FOERSTER LLP]

Writer’s Direct Contact 212/468-8179 apinedo@mofo.com

December 12, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	BioMimetic Therapeutics, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of BioMimetic Therapeutics, Inc., a Delaware corporation (the ‘‘Company’’), we hereby submit for filing under the Securities Act of 1933, as amended, a registration statement on Form S-1 (the ‘‘Registration Statement’’) covering the sale of 2,000,000 shares of the Company’s common stock together with exhibits thereto.

This filing is being effected by electronic transmission to the Commission’s EDGAR system. Please note that the Company has wired a filing fee of $2,429 to the account of the Commission.

Please be advised that the Company requests that the Commission permit the Company’s request for acceleration of the effective date of the Registration Statement be made orally or by facsimile in accordance with Rule 461(a) under the Securities Act. Please also be advised that the Company is aware of its obligations under the Securities Act and will be prepared to provide, at the time of the acceleration request, the prospectus dissemination information that is typically set forth in a written acceleration request.

Please call the undersigned at (212) 468-8179 with any questions or comments.

Very truly yours,
/s/ Anna T. Pinedo
Anna T. Pinedo